FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

15.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash and cash equivalents, trade and bills receivable, other receivables, contract assets, derivative financial liabilities, trade payables, other payables, dividends payable, amounts due to related companies, amounts due to the Shareholder, lease liabilities and interest-bearing loans and borrowings.

The Group is exposed to credit risk, foreign currency risk, interest rate risk, business and economic risk and liquidity risk. The Group has not used any derivatives or other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)	Credit risk

Management has a credit policy in place and the exposures to credit risk are monitored on an ongoing basis. Debts are usually due within 30 to 90 days from the date of billing.

Management groups financial instruments based on shared credit risk characteristics, such as instrument type and credit risk ratings for the purpose of determining significant increase in credit risk and calculation of impairment. The carrying amount of each financial asset in the condensed interim consolidated statement of financial position represents the Group’s maximum exposure to credit risk in relation to its financial assets.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- significant financial difficulty of the debtor

- a breach of contract such as a default or past due event; or

- it is probable that the debtor will enter bankruptcy or other financial reorganization.

To manage credit risk arising from trade receivables and contract assets, the credit quality of the debtors is assessed, taking into account their historical settlement records, past experience and other factors. The Group applies the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The ECLs also incorporated forward-looking information.

For financial assets assessed for impairment under the general approach, the Group established a policy to perform an assessment at the end of each reporting period of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. The Group groups its other receivables into Stage 1, Stage 2 and Stage 3, as described below:

Stage 1 – When other receivables are first recognized, the Group recognized an allowance based on 12 months’ ECLs.

Stage 2 – When other receivables have shown a significant increase in credit risk since origination, the Group records an allowance for the lifetime ECLs.

Stage 3 – Other receivables are considered credit-impaired. The Group records an allowance for the lifetime ECLs.

Management also makes periodic collective assessments for other receivables and amounts due from related companies as well as individual assessments of the recoverability of other receivables based on historical settlement records, past experience and other factors. The Group classified other receivables and amounts due from related companies in Stage 1 and continuously monitored their credit risk. Management believes that there is no material credit risk inherent in the Group’s outstanding balance of other receivables as of December 31, 2023 and June 30, 2024.

The Group does not provide any guarantees that would expose the Group to credit risk. There is no further quantitative disclosures in respect of the Group’s exposure to credit risk arising from financial assets as of December 31, 2023 and June 30, 2024.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits denominated in US$ and HK$ and related exposures are disclosed in Note 12. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans.

CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of CNY into foreign currencies. The value of CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

There is no significant exposure to foreign currency risk as of December 31, 2023 and June 30, 2024 for the Company.

(c)	Interest rate risk

The fair value interest rate risk of the Group mainly arises from long-term loans at fixed rates. As the fluctuation of comparable interest rate (Loan Prime Rate of PRC market) with similar term was relatively low, the Directors are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2023 and June 30, 2024.

(d)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(e)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, as well as adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group’s financial liabilities and lease liabilities based on contractual undiscounted payments:

December 31, 2023 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	7,864	—	—	7,864
Due to related companies	—	9,069	—	—	9,069
Due to the Shareholder	—	85,673	—	—	85,673
Lease liabilities	—	366	—	—	366

Total	100	102,972	—	—	103,072

June 30, 2024 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	4,419	—	—	—	4,419
Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	2,677	—	—	2,677
Due to related companies	—	6,221	—	—	6,221
Due to the Shareholder	—	77,317	—	—	77,317
Lease liabilities	376	—	—	—	376

Total	4,895	86,215	—	—	91,110

June 30, 2024 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	608	—	—	—	608
Trade payables	14	—	—	—	14
Financial liabilities in other payables and accruals	—	368	—	—	368
Due to related companies	—	856	—	—	856
Due to the Shareholder	—	10,639	—	—	10,639
Lease liabilities	52	—	—	—	52

Total	674	11,863	—	—	12,537

(f)	Capital management

The Group monitors capital on the basis of the debt to capital ratio, which is calculated as interest-bearing debt divided by total capitalization. Interest-bearing debt mainly includes lease liabilities and interest-bearing loans and borrowings. Total capitalization includes total equity and interest-bearing debt. The debt to capital ratio was 0.47% as of December 31, 2023 and 0.39% as of June 30, 2024.

22.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash and cash equivalents, trade receivables, bills receivable at fair value through other comprehensive income, other receivables, contract assets, trade payables, other payables, amounts due to related companies, amounts due to the Shareholder, derivative financial liabilities, and interest-bearing loans and borrowings.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives and other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)	Credit risk

Management has a credit policy in place and the exposures to credit risk are monitored on an ongoing basis. Debts are usually due within 30 to 90 days from the date of billing.

Trade receivables of the Group mainly represent receivables with respect to revenue from construction services for wastewater treatment plant and sales of wastewater treatment equipment, which are settled through progress billing, and operation services of service concession arrangement, which are settled on a quarterly basis. In addition, the Group has contract assets relating to the service concession arrangement and construction service.

As of December 31, 2022, “Trade receivables” and “Contract assets” before allowances in the aggregate amounted to CNY182,998, of which CNY120,090 were due from the largest customer and CNY134,930 were due from the five largest customers in the aggregate of the Group. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statements of financial position. Since the counterparty to the BOT arrangement is a local government authority in the PRC, the Group considers credit risk is low as of December 31, 2022. The Group does not hold any collateral over these balances.

Management groups financial instruments based on shared credit risk characteristics, such as instrument type and credit risk ratings for the purpose of determining significant increase in credit risk and calculation of impairment. The carrying amount of each financial asset in the consolidated statements of financial position represents the Group’s maximum exposure to credit risk in relation to its financial assets.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- significant financial difficulty of the debtor;

- a breach of contract such as a default or past due event;

- it is probable that the debtor will enter bankruptcy or other financial reorganization

To manage credit risk arising from trade receivables and contract assets, the Group assesses the credit quality of the debtors, taking into account their financial position, historical settlement records, past experience and other factors. The Group applies the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The ECLs also incorporated forward-looking information.

For financial assets assessed for impairment under the general approach, the Group established a policy to perform an assessment at the end of each reporting period of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. The Group groups its other receivables into Stage 1, Stage 2 and Stage 3, as described below:

Stage 1 – When other receivables are first recognized, the Group recognized an allowance based on 12 months’ ECLs.

Stage 2 – When other receivables have shown a significant increase in credit risk since origination, the Group records an allowance for the lifetime ECLs.

Stage 3 – Other receivables are considered credit-impaired. The Group records an allowance for the lifetime ECLs.

Management also makes periodic collective assessments for other receivables and amounts due from related companies as well as individual assessments of the recoverability of other receivables based on historical settlement records, past experience and other factors. The Group classified other receivables and amounts due from related companies in Stage 1 and continuously monitored their credit risk. Management believes that there is no material credit risk inherent in the Group’s outstanding balance of other receivables as of December 31, 2022 and 2023.

The Group does not provide any guarantees that would expose the Group to credit risk. Further quantitative disclosures with respect to the Group’s exposure to credit risk arising from financial assets are set out in Notes 12, 13 and 15 to the financial statements.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits denominated in US$ and HK$ and related exposures are disclosed in Note 16. The Group treasury closely monitors the change of exchange rates on the international foreign currency market and takes these into consideration when investing in foreign currency deposits and borrowing loans.

The CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of the CNY into foreign currencies. The value of the CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

There is no significant exposure to foreign currency risk as of December 31, 2023 and 2022 for the Company.

(c)	Interest rate risk

The fair value interest rate risk of the Group mainly arises from long-term loans at fixed rates (see Note 20). As fluctuation of the comparable interest rate (Loan Prime Rate of PRC market) with similar terms was relatively low, the Directors are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2022 and 2023.

(d)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(e)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, as well as adequate time deposits, to meet its liquidity requirements in the short and long term.

The Group expects that its existing cash and cash equivalents, shareholder financial support and subsequent equity financing (see Note 24) will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of financial statements. See Note 2.1.1 for details related to going concern basis.

The table below summarizes the maturity profile of the Group’s financial liabilities and lease liabilities based on contractual undiscounted payments:

December 31, 2022	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	824	—	—	—	824
Trade payables	—	20,326	—	—	20,326
Financial liabilities in other payables and accruals	—	6,749	—	—	6,749
Due to related companies	—	3,408	—	—	3,408
Due to the Shareholder	—	7,153	—	—	7,153
Lease liabilities	—	1,387	1,691	243	3,321
Interest-bearing loans and borrowings	—	6,729	29,005	71,197	106,931

Trade and other payables	824	45,752	30,696	71,440	148,712

December 31, 2023	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	100	—	—	—	100
Financial liabilities in other payables and accruals	—	7,864	—	—	7,864
Due to related companies	—	9,069	—	—	9,069
Due to the shareholder	—	85,673	—	—	85,673
Lease liabilities	—	366	—	—	366

	100	102,972	—	—	103,072

December 31, 2023	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	14	—	—	—	14
Financial liabilities in other payables and accruals	—	1,111	—	—	1,111
Due to related companies	—	1,281	—	—	1,281
Due to the shareholder	—	12,103	—	—	12,103
Lease liabilities	—	52	—	—	52

	14	14,547	—	—	14,561

(f)	Capital management

The Group monitors capital on the basis of the debt to capital ratio (gearing ratio), which is calculated as interest-bearing debt divided by total capital. Interest-bearing debt mainly includes lease liabilities and interest-bearing loans and borrowings as of December 31, 2022 and mainly includes lease liabilities as of December 31, 2023. Capital includes total equity and interest-bearing debt. The gearing ratio was 30.24% as of December 31, 2022 and 0.47% as of December 31, 2023, respectively.